Stockholders' Equity (Details) - Schedule of estimated using the black scholes valuation method assumptions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity (Details) - Schedule of estimated using the black scholes valuation method assumptions [Line Items]
Risk free interest rate	2.88%
Expected volatility	91.00%
Expected dividends	0.00%	0.00%
Minimum [Member]
Stockholders' Equity (Details) - Schedule of estimated using the black scholes valuation method assumptions [Line Items]
Risk free interest rate		0.75%
Expected term (years)	5 years	5 years 7 months 13 days
Expected volatility		84.00%
Maximum [Member]
Stockholders' Equity (Details) - Schedule of estimated using the black scholes valuation method assumptions [Line Items]
Risk free interest rate		0.99%
Expected term (years)	5 years 9 months 7 days	6 years 3 days
Expected volatility		98.50%